Financial assets at FVTPL - Details of financial assets at FVTPL (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	₩ 19,860,573		₩ 13,497,234
Total	19,860,573	$ 15,759,858	13,497,234
Deposits
Disclosure of financial assets at fair value through profit or loss [Line Items]
Total	34,995		65,072
Gold banking asset
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	34,995		65,072
Securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Total	10,676,985		7,960,046
Debt Securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	10,676,985		7,960,046
Korean treasury and government agencies
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	2,754,442		995,713
Financial institutions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	620,311		925,474
Corporates [Member]
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	721,573		751,636
Equity securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	383,883		329,864
Capital contributions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	1,976,474		1,287,723
Beneficiary certificates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	3,902,762		3,504,547
Others
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	143,334		94,673
Loans
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	899,228		667,467
Derivative assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	8,206,181		4,803,131
Total	8,206,181		4,803,131
Other financial assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	43,184		1,518
Total	43,184		1,518
Others [Member]
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	₩ 174,206		₩ 70,416